Schedule of investments
Delaware Ivy Accumulative Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.84%♦
Communication Services — 9.25%
Alphabet Class A †	267,947	$ 35,063,545
Alphabet Class C †	44,184	5,825,660
Electronic Arts	112,768	13,577,267
		54,466,472
Consumer Discretionary — 12.15%
Amazon.com †	233,876	29,730,317
Booking Holdings †	981	3,025,355
Ferrari	43,701	12,915,394
Home Depot	14,415	4,355,636
Lululemon Athletica †	19,387	7,475,821
LVMH Moet Hennessy Louis Vuitton ADR	60,524	9,145,782
NIKE Class B	50,707	4,848,603
		71,496,908
Consumer Staples — 2.67%
Coca-Cola	280,861	15,722,599
		15,722,599
Financials — 11.50%
Intercontinental Exchange	146,180	16,082,724
Mastercard Class A	14,816	5,865,802
S&P Global	42,860	15,661,473
Visa Class A	130,604	30,040,226
		67,650,225
Healthcare — 14.15%
Cooper	29,988	9,536,484
Danaher	72,749	18,049,027
Dexcom †	83,551	7,795,308
Intuitive Surgical †	30,572	8,935,890
UnitedHealth Group	49,901	25,159,585
Veeva Systems Class A †	36,033	7,330,914
Zoetis	37,081	6,451,353
		83,258,561
Industrials — 9.64%
Broadridge Financial Solutions	61,169	10,952,309
Cintas	4,844	2,330,012
Equifax	55,996	10,257,347
JB Hunt Transport Services	57,351	10,811,811
TransUnion	80,885	5,806,734
Union Pacific	4,225	860,337
Verisk Analytics	25,161	5,944,035
NQ- IV920 [0923] 1123 (3218117)    1

Schedule of investments
Delaware Ivy Accumulative Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Waste Connections	72,653	$ 9,757,298
		56,719,883
Information Technology — 36.90%
Adobe †	23,407	11,935,229
Apple	171,132	29,299,510
Autodesk †	38,807	8,029,556
Intuit	36,756	18,780,111
Microsoft	218,020	68,839,815
Motorola Solutions	76,829	20,915,927
NVIDIA	49,356	21,469,366
Salesforce †	52,275	10,600,325
ServiceNow †	5,743	3,210,107
VeriSign †	118,887	24,078,184
		217,158,130
Real Estate — 3.58%
CoStar Group †	274,000	21,067,860
		21,067,860
Total Common Stocks (cost $527,733,230)		587,540,638

Short-Term Investments — 0.31%
Money Market Mutual Funds — 0.31%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	451,340	451,340
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	451,341	451,341
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	451,341	451,341
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	451,341	451,341
Total Short-Term Investments (cost $1,805,363)		1,805,363
Total Value of Securities—100.15% (cost $529,538,593)		589,346,001

Liabilities Net of Receivables and Other Assets—(0.15%)		(872,582)
Net Assets Applicable to 121,444,029 Shares Outstanding—100.00%		$588,473,419
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
2    NQ- IV920 [0923] 1123 (3218117)

(Unaudited)
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ- IV920 [0923] 1123 (3218117)    3